Note 16 - Restricted Cash (Tables)	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of restricted cash and cash equivalents [text block]
	As at June 30		As at March 31
(US dollars in thousands)	20 20	2019	2019	201 8
Bank guarantee security deposit	1,013	632	816	-
Preferred supplier agreement escrow	-	-	503	-
Total	1,013	632	1,319	-